Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average number of shares in issue
Basic	4,886	4,860	4,831
Dilution for share options and awards	55	49	57
Diluted	4,941	4,909	4,888